Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Voyage and Vessel Operating Expenses [Abstract]
Voyage expenses
	2011	2012	2013
Voyage expenses
Port charges	$ 694	$ 2,484	$ 1,455
Bunkers	915	10,788	4,338
Commissions - third parties	1,347	947	867
Commissions - related parties (Note 3)	1,237	1,134	773
Chartered-in vessel expenses	17,909	4,050	-
Miscellaneous	327	195	116
Total voyage expenses	$ 22,429	$ 19,598	$ 7,549

Vessel operating expenses

Vessel operating expenses
Crew wages and related costs	$ 12,938	$ 14,498	$ 14,355
Insurances	2,399	2,655	2,968
Maintenance, Repairs, Spares and Stores	6,130	6,779	5,772
Lubricants	2,189	3,046	2,339
Tonnage taxes	123	169	797
Upgrading expenses	789	19	205
Miscellaneous	679	666	651
Total vessel operating expenses	$ 25,247	$ 27,832	$ 27,087